Commitment and contingent liabilities - Contingent Liabilities Narrative (Detail) € in Thousands	Sep. 21, 2021 EUR (€)
Contingent Liabilities Narrative [Abstract]
Loss Contingency Accrual, Payments	€ 86,690,974